SUPPLEMENTARY INFORMATION - Schedule of Reinsurance Ceded and Assumed (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	$ 3,014	$ 1,016	$ 430
Percentage of amount assumed to net	7.00%	0.00%	0.00%
Life insurance inforce
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance inforce	$ 124,005
Percentage of amount assumed to net	0.00%
Life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance inforce		$ 2,074	$ 1,149
Premiums	$ 1,829
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and heath insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	$ 76
Percentage of amount assumed to net	213.00%
Property and liability insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	$ 1,109
Percentage of amount assumed to net	4.00%
Gross amount
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	$ 3,264	$ 1,017	$ 431
Gross amount | Life insurance inforce
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance inforce	145,928
Gross amount | Life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance inforce		2,243	1,339
Premiums	1,877
Gross amount | Accident and heath insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	98
Gross amount | Property and liability insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	1,289
Ceded to other companies
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	458	1	1
Ceded to other companies | Life insurance inforce
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance inforce	22,145
Ceded to other companies | Life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance inforce		169	190
Premiums	51
Ceded to other companies | Accident and heath insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	184
Ceded to other companies | Property and liability insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	223
Assumed from other companies
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	208	0	0
Assumed from other companies | Life insurance inforce
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance inforce	222
Assumed from other companies | Life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance inforce		$ 0	$ 0
Premiums	3
Assumed from other companies | Accident and heath insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	162
Assumed from other companies | Property and liability insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	$ 43